Subsequent Events - Additional Information (Detail)				1 Months Ended				3 Months Ended
	Feb. 01, 2017 USD ($) ft²	Sep. 30, 2015 USD ($) shares	Apr. 09, 2015 USD ($) shares	Jan. 31, 2017 USD ($) Employee shares	Sep. 13, 2016 USD ($) shares	Nov. 30, 2015 USD ($) shares	Jun. 30, 2015 shares	Mar. 31, 2017 USD ($)
Subsequent Event [Line Items]
Common shares issued | shares		75,000	3,137,305	516,278	66,184	114,507	953
Net proceeds from shares sold		$ 232,934	$ 12,095,210	$ 490,098	$ 276,912	$ 469,116
Agent commission and fees				$ 14,714
Number of Terminating employment | Employee				7
Employee Workforce Reduction cost				$ 219,000
Monthly rental payments	$ 16,666.67
Contractual lease term	Sep. 30, 2020
Monthly rental payment over remaining term	$ 17,500
Proceed from sale of property and equipment								$ 50,000
Area under obligations lease | ft²	10,200
KBI Biopharma Inc [Member]
Subsequent Event [Line Items]
Proceed from sale of property and equipment	$ 50,000